                      [Van Kampen Investments Letterhead]

                                                                         497(j)

                                 April 4, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Tax-Exempt Trust
        Rule 497(j) Filing (File Nos. 2-96030 and 811-4746)

Ladies and Gentlemen:

        Van Kampen Tax-Exempt Trust (the "Registrant") filed via EDGAR on March 30, 2005, a copy of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

        In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Prospectus contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

        Should the staff have any questions regarding the foregoing, please call me at (630) 684-6301 or Kim Lombardo at (312) 407-0768.


                                Very truly yours,

                                /s/ Elizabeth Nelson
                                ----------------------
                                Elizabeth Nelson
                                Assistant Secretary